Equity - Schedule of Ordinary Shares (Detail) $ in Thousands	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 TWD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares
Equity [Abstract]
Number of shares authorized | shares	500,000,000	500,000,000	500,000,000	500,000,000
Amount of shares authorized | $		$ 5,000,000		$ 5,000,000
Number of shares issued and fully paid | shares	160,248,940	160,248,940	160,248,940	160,248,940
Amount of shares issued and fully paid | $	$ 51,627,219		$ 51,627,219